Property, Machinery and Equipment, Net - Disclosure of Net Change in Property, Machinery and Equipment (Parenthetical) (Detail) T in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($) T	Dec. 31, 2018 USD ($) T	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of assets through leased back	$ 1,602		$ 1,690
Reclassifications	$ 101		(1,634)	$ (4,549)
Colombia [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual production capacity | T	1.1	1.1
Reduction in investment	$ 483	$ 23
Impairment loss recognized in other expenses, net	295	14
Other accounts payable	188				$ 9
Mexico [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets	125		343	281
United States [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets	371		223	317
Assets available for sale				1,386
Spain [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets	158		220
Reclassifications	580
France [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets				165
Pacific Northwest Materials Business [member] | United States [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications			1,634
Concrete Pipe Business Segment [member] | United States [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications				2,747
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	580		0
Construction in progress [member] | Colombia [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value of adjustment in investment property	5,502	$ 280
Mobile equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of assets acquired through capital lease	$ 88		$ 2,096	$ 7